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J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4844
Neil.McMurdie@us.ing.com

December 16, 2010

Jeffrey A. Foor
Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re: ING Life Insurance and Annuity Company and its Variable Annuity Account C
Initial Filing to Registration Statement on Form N-4
Prospectus Title: Multiple Sponsored Retirement Options II
File Nos.: 333-167680 and 811-02513

Dear Mr. Foor:

On behalf of ING Life Insurance and Annuity Company (the “Company”) and its Variable Annuity
Account C (the “Registrant”), we are sending this letter to respond to the additional comments received from you during a recent phone conversation on December 3, 2010, in connection with the above-
referenced initial filing that was completed on June 22, 2010.

Your comments and our responses are noted below.

COMMENT 1. Please explain whether the Mortality and Expense Risk Charge varies based on which death benefit is offered.

RESPONSE TO COMMENT 1: The mortality and expense risk charge does not vary based upon which death benefit option is offered. The Mortality and Expense Risk Charge for any plan will never be greater than that shown in the fee table.

COMMENT 2. If the response to Comment 1 is “yes”, please explain why the variation in the Mortality and Expense Risk Charge is not reflected in the fee table.

RESPONSE TO COMMENT 2: Not applicable.

COMMENT 3. If the response to Comment 1 is “no” and the maximum Mortality and Expense risk charge is the same for each death benefit option, please explain how this is the case.

Jeffrey A. Foor
Securities and Exchange Commission

RESPONSE TO COMMENT 3: The maximum Mortality and Expense Risk Charge is the same, no matter which death benefit option is offered to the plan. This is because the death benefit offered to the plan is only one of many factors that are considered when underwriting a contract for a particular plan and determining its Mortality and Expense Risk Charge. Some of the other factors are: (1) the expected level of plan assets; (2) the size and characteristics of the prospective group (including the projected annual number of eligible participants and the plan’s participation rate); (3) the plan design; (4) the frequency, consistency and method of submitting purchase payments; (5) the method and extent of onsite services that we provide to the plan; (6) the plan’s support and involvement in the communications, enrollment, education and other administrative services to plan participants; (7) the projected frequency of distributions under the contract; (8) the type and level of other administrative expenses that affect the overall costs to the Company of the contract, including any expense reimbursements to the plan’s third party administrator; and (9) whether the plan sponsor selected a transfer credit benefit. These factors are listed in the "Mortality and Expense Risk Charge", "Reduction" section of the prospectus.

COMMENT 4. Please make it clearer in the prospectus that the death benefit options are those that may be offered by the company under the contract and not selected by the purchaser.

RESPONSE TO COMMENT 4: In response to your comment, we have made the following changes to the disclosures about the death benefit options:

First, we have revised the last bulleted item in the Mortality and Expense Risk Charge “Reduction”
section to read as follows:

Ø Whether or not the contract includes a guaranteed death benefit ~~was selected by the plan~~
~~sponsor~~.

Next, we revised the “Death Benefit Options” paragraph in the “DEATH BENEFIT” section to read as follows:

Death Benefit Options. The various death benefit options that may be made available by the
Company under the contract are listed below. For information about the each benefit applicable to you, please see your certificate/enrollment materials or the contract~~/enrollment materials~~ (held by the contract holder).

Please note that all exhibits, financial statements and any other required disclosure will be included in the
Pre-Effective Amendment to the registration statement, which will be filed separately on this same date.

Included with the Pre-Effective Amendment filing will be the Opinion and Consent of Counsel,
Auditor’s consent and an acceleration request from the Company and the Principal Underwriter of the contracts, requesting that the above-referenced registration statement be accelerated so as to become effective on or December 17, 2010 or as soon thereafter as is practicable, in accordance with Rule 461(a)
of the Securities Act of 1933. Additionally, our Tandy representations will be contained in a separate correspondence file included with the Pre-Effective Amendment.

For your convenience, we have enclosed a revised prospectus marked to show the changes made in response to the comments previously received and responded to on September 23, 2010, October 28,

Jeffrey A. Foor
Securities and Exchange Commission

2010, and your comments included in this letter. Also marked in this revised prospectus are changes we have made to more fully complete/correct the disclosures.
Please feel free to call me at 860-580-2824 with any further comments or questions.
Sincerely,
/s/ J. Neil McMurdie
J. Neil McMurdie